INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9	-	INTANGIBLE ASSETS, NET

Intangible assets consist of the following as of December 31, 2015:

	Weighted Average Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$106,363	$(93,048)	$13,315
Facilities lease	19	33,500	(19,089)	14,411
Patents and other core technology rights	9	15,100	(12,225)	2,875
Trade name	9	7,455	(5,000)	2,455
Customer relationships	15	2,600	(1,263)	1,337
Others	- -	1,000	(925)	75
Total identifiable intangible assets		$166,018	$(131,550)	$34,468

                                Intangible assets consist of the following as of December 31, 2014:

	Weighted Average Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$105,093	$(88,492)	$16,601
Facilities lease	19	33,500	(17,801)	15,699
Patents and other core technology rights	9	15,100	(10,547)	4,553
Trade name	9	7,472	(3,973)	3,499
Customer relationships	15	2,600	(1,090)	1,510
Others	- -	1,000	(825)	175
Total identifiable intangible assets		$164,765	$(122,728)	$42,037